Summary of Significant Accounting Policies - Other Income (Deductions) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Income and Expenses [Abstract]
Change in COLI policies	$ (500)	$ 5,300	$ 12,400
Interest income	2,173	2,602	461
Equity AFUDC	3,008	1,995	2,274
Foreign currency transaction gain (loss)	(824)	(178)
Equity in earnings of unconsolidated investment - Western	310	107
Miscellaneous income and (expense)	(1,288)	(2,719)	(2,835)
Total other income (deductions)	$ 2,879	$ 7,107	$ 12,300